INCOME TAXES	12 Months Ended
Dec. 31, 2023
INCOME TAXES
INCOME TAXES

17.  INCOME TAXES

	Year ended December 31, 2023	Year ended December 31, 2022
Net loss before income tax	$8,612	$16,588
Combined Canadian statutory income tax rate	27.00%	27.00%
Income tax recovery computed at statutory income tax rate	2,325	4,479
Tax effect of:
Permanent differences and other	1,627	1,557
Investment in Treasury Metals	(314)	(1,324)
Investment in PC Gold	-	(201)
Flow-though eligible expenditures	(884)	(327)
Share issue costs	149	73
Difference in tax rates in foreign jurisdictions	32	1
Flow-through share premium liability	1,576	309
Changes in unrecognized deferred tax assets	(2,831)	(4,258)
Other	(104)	-
Income tax recovery	$1,576	$309

Deferred tax assets and liabilities are offset if they relate to the same taxable entity and the same taxation authority.

Recognized deferred income tax assets (liabilities) are arising from:

	December 31, 2023	December 31, 2022
Non-capital loss carryforwards	$4,607	$3,115
Mineral properties	(4,715)	(3,033)
Other	(38)	(82)
Property and Equipment	146	-
Total	$-	$-

Deferred tax assets have not been recognized in respect of the following temporary differences:

	December 31, 2023	December 31, 2022
Non-capital loss carryforwards	$55,676	$51,574
Investment in Treasury Metals	32,731	30,408
Investment in PC Gold	14,473	14,428
Investment in Big Ridge	2,954	2,241
Silver Stream derivative liability	17,109	9,985
Investment tax credits	5,209	5,209
Other	1,994	1,519
Undeducted financing costs	1,049	217
Property and equipment	1,330	1,057
Mineral properties	41	1,997
Capital loss carryforwards	28,144	31,820
Total	$160,710	$150,455

As at December 31, 2023, the Company and its subsidiaries had unrecognized Canadian non-capital loss carryforwards of approximately $72,997,000 (2022 - $63,256,000) which expire between the years 2025 and 2043, unrecognized Canadian capital loss carryforwards of approximately $28,144,000 (2022- $31,820,000) which can be carried forward indefinitely, unrecognized Canadian investment tax credits of approximately $5,209,000 (2022 - $5,209,000) which expire between the years 2026 and 2034.